Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 59,826	$ 64,177
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	54,078	62,350
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	5,732	1,811
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	$ 16